PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 2,080	Rp 1,361	Rp 759
Defined benefit plan actuarial gain (loss) - net of tax	$ 175	2,375	2,058	(368)
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		1,700	1,068	443
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Service costs		149	107	101
Net interest cost		98	74	78
Net periodic pension benefit cost		247	181	179
Experience adjustments		(77)	32	(20)
Changes in financial assumptions		661	360	(44)
Return on plan assets (excluding amount included in net interest expense)		(54)	(100)	236
Defined benefit plan actuarial gain (loss) - net of tax		Rp 530	Rp 292	Rp 172
Discount rate	7.00%	7.00%	8.25%	9.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%